Average Annual Total Returns{- Fidelity Managed Retirement 2015 Fund} - 07.31 Fidelity Managed Retirement Funds Retail Combo PRO-11 - Fidelity Managed Retirement 2015 Fund	Fidelity Managed Retirement 2015 Fund Return Before Taxes Past 1 year	Fidelity Managed Retirement 2015 Fund Return Before Taxes Past 5 years	Fidelity Managed Retirement 2015 Fund Return Before Taxes Past 10 years	Fidelity Managed Retirement 2015 Fund After Taxes on Distributions Past 1 year	Fidelity Managed Retirement 2015 Fund After Taxes on Distributions Past 5 years	Fidelity Managed Retirement 2015 Fund After Taxes on Distributions Past 10 years	Fidelity Managed Retirement 2015 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Managed Retirement 2015 Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Managed Retirement 2015 Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNI Past 1 year	IXZNI Past 5 years	IXZNI Past 10 years
Total	10.87%	7.95%	7.20%	9.73%	5.86%	5.71%	6.80%	5.72%	5.36%	7.51%	4.44%	3.84%	10.61%	8.08%	7.62%